Property and Equipment, Net (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,022,830	$ 1,067,329
Less: accumulated depreciation	872,244	834,637
Total property and equipment, net	150,586	232,692
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,679	91,652
Software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	728,955	715,712
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	18,790	17,153
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 252,406	$ 243,352